Stock-based Compensation (Tables)	6 Months Ended
Jun. 30, 2022
Share-based Payment Arrangement [Abstract]
Summary of Share Option Plan
The following is a summary of the status of the Company’s share option plan as of June 30, 2022, as well as changes during the period of six months ended June 30,2022:

	Six months ended June 30, 2022
	Number of Options	Weighted- Average Exercise price

Options outstanding as of December 31, 2021	15,449,513	$0.73
Granted during the period	239,610	$6.28
Exercised during the period	(512,357)	$0.30
Forfeited during the period	(38,017)	$0.86

Options outstanding as of June 30, 2022	15,138,749	$0.83

Options exercisable as of June 30, 2022	11,985,418	$0.72

Summary of Share Options Outstanding
The following table summarizes information about stock options outstanding as of June 30, 2022:

Outstanding as of June 30, 2022					Exercisable as of June 30, 2022
Range of exercise prices	Number outstanding	Weighted average remaining contractual term	Weighted average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)	Number Exercisable	Weighted average remaining contractual term	Weighted Average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)

$0.15-$0.86	14,852,976	5.79	$0.73	40,785	11,923,755	5.25	$0.70	33,112
$1.87	5,963	8.53	$1.87	10	1,863	8.53	$1.87	3
$2.10	33,126	2.20	$2.10	46	33,126	2.20	$2.10	46
$5.36	140,000	7.00	$5.36	—	—	—	—	—
$7.58	99,610	6.55	$7.58	—	24,906	6.55	$7.58	—
$9.07	7,074	9.46	$9.07	—	1,768	9.46	$9.07	—

Summary of Options Granted Estimate the Fair Value of Stock-Based Compensation Award
The calculated fair value of option grants was estimated using the Black-Scholes option-pricing model with the following assumptions:

	For the Six months ended on June 30,2022	For the six months ended on June 30 2021

Expected term	6-10	6-10
Expected volatility	46.73%-47.71%	48.15%-50.7%
Expected dividend rate	0%	0%
Risk-free rate	1.37%-3.00%	0.61%-1.74%

Summary of Stock Options Expenses
The following table presents the classification of the stock options expenses for the periods indicated:

	Six months ended June 30		Three months ended June 30
	2022	2021	2022	2021

	U.S. dollars in thousands
Cost of revenue	114	47	60	(10)
Research and development	907	755	456	374
Selling, general and administrative	2,059	2,488	1,044	1,331

Total stock-based compensation	3,080	3,290	1,560	1,695

Summary of the RSU's
The following is a summary of the status of the Company’s RSU’s as of June 30, 2022, as well as changes during the period of six months ended June 30, 2022:

	Six months ended June 30, 2022
	Number of RSUs	Weighted- Average Grant Date Fair Value
RSUs outstanding at the beginning of the year	133,384	$7.89
Granted during the period	3,699,376	$6.24
Exercised during the period	(29,907)	$6.79
Forfeited during the period	(62,986)	$6.43

Outstanding at the end of the period	3,739,867	$6.29

RSUs exercisable at June 30, 2022	—

Summary of Share-based Payment Arrangement, Restricted Stock Units Exercise Price Range
The following table summarizes information about outstanding RSU’s as of June 30, 2022:

Outstanding as of June 30, 2022					Exercisable as of June 30, 2022
Range of exercise prices	Number outstanding	Weighted average remaining contractual term	Weighted average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)	Number Exercisable	Weighted average remaining contractual term	Weighted Average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)
$3.31-$3.47	240,000	6.94	$3.40	$833	—	—	—	—
$6.41-$6.43	3,302,159	6.81	$6.43	$11,491	—	—	—	—
$6.80	66,174	6.55	$6.80	$230	—	—	—	—
$7.89	131,534	6.46	$7.89	$458	—	—	—	—

Summary of Classification of RSU's Expenses
The following table presents the classification of RSU’s expenses for the periods indicated:

	Six months ended June 30		Three months ended June 30
	2022	2021	2022	2021

	U.S. dollars in thousands
Cost of revenue	155	—	84	—
Research and development	1,467	—	809	—
Selling, general and administrative	1,206	—	664	—

Total stock-based compensation- RSUs	2,828	—	1,557	—